Provisions	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2021	12.9	6.6	32.3	51.8
Additional provision in the period	1.1	—	1.0	2.1
Release of provision	(0.2)	—	(2.7)	(2.9)
Utilization of provision	(7.0)	—	(6.2)	(13.2)
Foreign exchange	0.1	—	0.7	0.8
Balance as of June 30, 2021	6.9	6.6	25.1	38.6

Analysis of total provisions:			June 30, 2021	December 31, 2020
Current			35.7	45.7
Non-current			2.9	6.1
Total			38.6	51.8
Updates since December 31, 2020
Restructuring
The €6.9 million (December 31, 2020: €12.9 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 15 months. €7.0 million has been utilized in the six months ended June 30, 2021, which relates to reorganizational activities across the Company.
Other
Other provisions cover a range of liabilities, including €1.5 million (December 31, 2020: €6.6 million) related to employer taxes on the LTIP which become payable on the issuance of shares (see Note 15), of which €5.8 million has been utilized in the six months ended June 30, 2021.